Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
19.	RELATED PARTY BALANCES AND TRANSACTIONS

The amounts due from related parties mainly represent borrowings provided by the Group to investees in which the Group did not hold controlling interests, and amounts in connection with services provided by the Group to such investees, which arose in the ordinary course of business.

The amounts due to related parties mainly represent unpaid revenue sharing in connection with game operation, which arose in the ordinary course of business.

The transactions between the Group and related parties were insignificant, both individually and in aggregate.